Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Apr. 28, 2018 USD ($)	Apr. 29, 2017 USD ($)	Apr. 30, 2016 USD ($)
Cash flows from operating activities:
Net income (loss)	$ (125,480)	$ 22,023	$ (24,446)
Net loss from discontinued operations			(39,146)
Net income (loss) from continuing operations	(125,480)	22,023	14,700
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization (including amortization of deferred financing fees)	108,293	119,837	139,138
Stock-based compensation expense	6,865	6,299	14,201
Impairment charges	135,435	349	3,991
Deferred taxes	(30,865)	28,534	34,604
Loss on disposal of property and equipment	730	1,262	2,428
Net decrease in other long-term liabilities	(15,094)	(14,602)	(48,025)
Pension contributions			(12,707)
Pension reclassification			20,802
Net (increase) decrease in other non-current assets	(4,962)	872	(3,405)
Changes in operating assets and liabilities, net	(37,816)	(17,752)	31,798
Net cash flows provided by operating activities	37,106	146,822	197,525
Cash flows from investing activities:
Purchases of property and equipment	(87,651)	(96,258)	(94,274)
Net cash flows used in investing activities	(87,651)	(96,258)	(94,274)
Cash flows from financing activities:
Proceeds from credit facility	1,173,317	1,140,178	929,500
Payments on credit facility	(1,079,517)	(1,122,478)	(882,300)
Cash dividends paid	(43,638)	(43,887)	(46,056)
Treasury stock repurchase plan		(23,281)	(26,718)
Purchase of treasury stock related to stock-based compensation	(653)	(2,694)	(4,004)
Payment of credit facility related fees		(474)	(5,701)
Proceeds from exercise of common stock options		312	1,303
Cash dividends paid for long-term incentive awards	(188)	(85)
Cash settlement of equity award			(8,022)
Cash dividends paid to preferred shareholders			(3,941)
Inducement fee paid upon conversion of Series J preferred stock			(3,657)
Net cash flows provided by (used in) financing activities	49,321	(52,409)	(49,596)
Cash flows from discontinued operations:
Operating cash flows			(86,384)
Investing cash flows			(11,764)
Financing cash flows (including cash at date of Spin-Off)			(16,029)
Net cash flows used in discontinued operations			(114,177)
Net decrease in cash and cash equivalents	(1,224)	(1,845)	(60,522)
Cash and cash equivalents at beginning of period	11,993	13,838	74,360
Cash and cash equivalents at end of period	10,769	11,993	13,838
Changes in operating assets and liabilities, net:
Receivables, net	2,732	57,623	(64,652)
Merchandise inventories, net	(11,287)	(13,186)	62,015
Prepaid expenses and other current assets	37,096	4,096	(11,947)
Accounts payable, accrued liabilities and gift card liabilities	(66,357)	(66,285)	46,382
Changes in operating assets and liabilities, net	(37,816)	(17,752)	31,798
Interest	7,611	5,487	12,217
Income taxes (net of refunds)	(3,145)	(16,859)	16,107
Non-cash financing activity:
Accrued dividends for long-term incentive awards	$ 1,237	$ 577	451
Dividends to preferred stockholders paid in shares			1,783
Issuance of common stock upon conversion of Series J preferred stock			$ 200,262